(9) DEFERRED TAX ASSETS AND LIABILITIES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Social contribution [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks	R$ 53,687	R$ 45,065
Private pension fund	2,331	1,711
Allowance for doubtful accounts	27,354	26,543
Free energy supply	8,382	7,718
Research and development and energy efficiency programs	21,851	17,474
Personnel-related provisions	4,111	3,422
Depreciation rate difference	5,535	6,200
Derivatives	(48,848)	(54,368)
Recognition of concession - adjustment of intangible asset (IFRS/CPC)	(7,291)	(8,355)
Recognition of concession - adjustment of financial asset (IFRS/CPC)	(117,527)	(104,080)
Actuarial losses (IFRS/CPC)	25,716	25,390
Financial instruments (IFRS/CPC)	(5,291)	(10,022)
Accelerated depreciation	(104)	(73)
Others	(15,699)	4,491
Temporarily nondeductible differences
Property, plant and equipment - adjustment of deemed cost (IFRS/CPC)	(51,961)	(55,223)
Actuarial losses (IFRS/CPC)	36,607	49,698
Deferred taxes - asset:
Provision for tax, civil and labor risks	13,188	0
Fair value of property, plant and equipment (negative value added of assets)	21,294	22,771
Deferred taxes - liability:
Fair value of property, plant and equipment (value added of assets)	(25,811)	(27,472)
Value added derived from determination of deemed cost	(62,354)	(78,443)
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(184,703)	(183,443)
Other temporary differences	(6,145)	(21,754)
Total	(305,677)	(332,750)
Income tax [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks	149,130	125,182
Private pension fund	6,476	4,753
Allowance for doubtful accounts	75,985	73,729
Free energy supply	23,284	21,440
Research and development and energy efficiency programs	60,697	48,538
Personnel-related provisions	11,420	9,506
Depreciation rate difference	15,374	17,223
Derivatives	(135,690)	(151,023)
Recognition of concession - adjustment of intangible asset (IFRS/CPC)	(20,253)	(23,208)
Recognition of concession - adjustment of financial asset (IFRS/CPC)	(324,387)	(287,990)
Actuarial losses (IFRS/CPC)	71,432	70,527
Financial instruments (IFRS/CPC)	(14,694)	(27,838)
Accelerated depreciation	(288)	(204)
Others	(41,527)	12,281
Temporarily nondeductible differences
Property, plant and equipment - adjustment of deemed cost (IFRS/CPC)	(144,336)	(153,398)
Actuarial losses (IFRS/CPC)	101,687	138,051
Deferred taxes - asset:
Provision for tax, civil and labor risks	36,635	0
Fair value of property, plant and equipment (negative value added of assets)	59,150	63,252
Deferred taxes - liability:
Fair value of property, plant and equipment (value added of assets)	(71,699)	(76,310)
Value added derived from determination of deemed cost	(173,207)	(217,897)
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	(513,064)	(509,563)
Other temporary differences	(17,071)	(60,435)
Total	(844,948)	(923,383)
PIS and COFINS [Member]
Temporarily nondeductible differences
Provision for tax, civil and labor risks	0	0
Private pension fund	0	0
Allowance for doubtful accounts	0	0
Free energy supply	0	0
Research and development and energy efficiency programs	0	0
Personnel-related provisions	0	0
Depreciation rate difference	0	0
Derivatives	0	0
Recognition of concession - adjustment of intangible asset (IFRS/CPC)	0	0
Recognition of concession - adjustment of financial asset (IFRS/CPC)	(7,881)	(6,157)
Actuarial losses (IFRS/CPC)	0	0
Financial instruments (IFRS/CPC)	0	0
Accelerated depreciation	0	0
Others	(2,662)	(3,423)
Temporarily nondeductible differences
Property, plant and equipment - adjustment of deemed cost (IFRS/CPC)	0	0
Actuarial losses (IFRS/CPC)	0	0
Deferred taxes - asset:
Provision for tax, civil and labor risks	0	0
Fair value of property, plant and equipment (negative value added of assets)	0	0
Deferred taxes - liability:
Fair value of property, plant and equipment (value added of assets)	0	0
Value added derived from determination of deemed cost	0	0
Intangible asset - exploration right/authorization in indirect subsidiaries acquired	0	0
Other temporary differences	0	0
Total	R$ (10,543)	R$ (9,580)